Variable Interest Entities - Additional Information (Detail) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Assets		$ 3,159,995	$ 3,417,945
Liabilities		1,740,866	1,230,673
Intangible assets, net	[1]	3,132,796	3,363,156
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Assets		2,200,000	2,300,000
Liabilities		400	400
Intangible assets, net		2,200,000	2,300,000
Intangible assets held be certain specific subsidiaries		2,000,000
Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Assets		1,400	3,400
Liabilities		$ 400	$ 300

[1]	As of December 31, 2023 and 2022, intangible assets, net included $2.2 billion and $2.3 billion related to a consolidated VIE. See Note 10, Variable Interest Entities, for further details.